Other Non-Current Liabilities	12 Months Ended
Dec. 31, 2022
Schedule Of Detailed Information About Other Long Term Liabilities [Abstract]
Other Non-Current Liabilities	OTHER NON-CURRENT LIABILITIES

	December 31, 2022	December 31, 2021
Provision for legal matters (note 33(a))	$9,197	$11,647
Lease liabilities (note 17(b))	14,079	26,943
Cash-settled share-based payments (note 18(c)(i),(ii))	1,479	1,362
Other liabilities(a)	13,772	10,562
	$38,527	$50,514
(a)Equipment financing arrangement
On December 7, 2022, Greenstone entered into a financing arrangement with a lender whereby the lender agrees to finance 90% of the cost of new mobile equipment purchased by Greenstone from certain dealers approved by the lender (the “Facility”). The Facility provides Greenstone with financing for up to $100 million of total qualifying equipment purchases for use in the construction and development of the Greenstone project and expires on December 31, 2024. Amounts drawn are subject to fixed interest rates determined at the time of draw based on the current U.S. treasury rate, the applicable spread based on the Bloomberg U.S. Index and a margin of 3.75%. Amounts owing under the arrangement are payable quarterly over a period of six years from the date funds are received by Greenstone for each equipment purchase. Upon receipt of funds, Greenstone is required to pay the lender a refundable security deposit, equal to 10% of the cost of the applicable equipment purchase, which will be refunded by the lender 12 months after Greenstone is operating at levels as intended by management. Greenstone has no obligation to utilize any amount of the Facility.
At December 31, 2022, the carrying amount of the Company’s share of amounts outstanding under the Facility, measured at amortized cost, was $9.6 million, of which $1.1 million is included in other current liabilities and $8.5 million is included in other non-current liabilities. The carrying amount represents the Company’s share of the present value of the contractual cash flows, net of $1.0 million of deferred financing costs.